Relationship between Plans Benefit Obligations and Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	$ 476,590	$ 402,686
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	385,492	340,742
Plans with projected benefit obligation in excess of plan assets, plan asset	282,113	241,960
Plans with accumulated benefit obligation in excess of plan assets, plan asset	282,113	241,960
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligation in excess of plan assets, benefit obligation	105,327	185,993
Plans with accumulated benefit obligation in excess of plan assets, benefit obligation	103,734	94,423
Plans with assets in excess of projected benefit obligations, benefit obligation	96,841
Plans with assets in excess of accumulated benefit obligations, benefit obligation	85,101	79,163
Plans with projected benefit obligation in excess of plan assets, plan asset	80,011	155,056
Plans with accumulated benefit obligation in excess of plan assets, plan asset	80,011	70,642
Plans with assets in excess of projected benefit obligations, plan asset	97,068
Plans with assets in excess of accumulated benefit obligations, plan asset	$ 97,068	$ 84,414